Other Assets and Prepaid Expenses	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets and Prepaid Expenses
7.	Other assets and prepaid expenses
Other current assets and prepaid expenses consist of the following:

	As of December 31, 2019	As of December 31, 2018
Tax credits	37,067	33,042
Prepaid expenses and advance to suppliers	29,083	31,553
Prepaid advertising	1,483	1,934
Others	2,061	1,942

	$69,694	$68,471

Other
non-current
assets consist of the following:

	As of December 31, 2019	As of December 31, 2018
Deferred tax assets	25,351	12,751

	$25,351	$12,751